Schedule of Investments
March 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–65.76%
Collateralized Mortgage Obligations–7.39%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,658,714	$4,498,681
Fannie Mae REMICs,
7.00%, 09/18/2027	3,401	3,403
1.50%, 01/25/2028	316,276	308,049
6.50%, 03/25/2032	161,884	169,739
5.75%, 10/25/2035	29,132	29,852
4.75% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	607,713	602,519
4.90% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	358,262	354,340
6.60%, 06/25/2039(b)	805,233	837,729
4.00%, 07/25/2040	432,578	424,452
5.00% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	109,153	109,085
4.95% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	167,088	166,745
4.97% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	380,061	378,097
4.76% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	475,372	463,424
4.92% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	937,292	960,641
4.86% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,208,755	1,181,869
IO, 2.00%, 03/25/2051(c)	2,376,001	310,753
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	3,926,594	3,760,317
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,757,856
Freddie Mac REMICs,
4.96% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	403,624	402,341
4.76% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	518,678	515,655
4.79% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	651,600	642,526
4.83% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	348,358	345,072
4.86% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	524,584	520,640
5.32% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	194,606	195,842
4.91% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,372,286	1,352,869
Freddie Mac STRIPS, 4.79% (30 Day Average SOFR + 0.46%), 10/15/2037(a)	498,916	491,951
		23,784,447
	Principal Amount	Value
Commercial & Residential Mortgage Finance–10.99%
TBA, 2.50%, 04/01/2055(d)	$7,840,000	$6,520,294
3.00%, 04/01/2055(d)	7,370,000	6,388,298
5.00%, 04/01/2055(d)	13,920,000	13,644,477
6.00%, 04/01/2055(d)	8,670,000	8,806,971
		35,360,040
Federal Home Loan Mortgage Corp. (FHLMC)–12.60%
8.00%, 12/01/2025 to 02/01/2035	37,918	38,421
7.00%, 01/01/2026 to 11/01/2035	660,693	691,686
8.50%, 12/01/2026 to 08/01/2031	27,508	28,121
7.05%, 05/20/2027	4,888	4,894
6.50%, 08/01/2028 to 12/01/2035	535,877	554,661
6.00%, 09/01/2029 to 12/01/2053	5,435,786	5,548,034
7.50%, 09/01/2030 to 06/01/2035	233,549	239,491
6.03%, 10/20/2030	194,475	196,847
3.00%, 02/01/2032 to 01/01/2050	7,712,012	6,855,313
2.50%, 09/01/2034 to 12/01/2050	10,549,201	9,545,014
5.00%, 01/01/2037 to 01/01/2040	290,381	293,363
4.50%, 01/01/2040 to 08/01/2041	1,480,504	1,461,485
5.50%, 11/01/2052 to 05/01/2053	12,205,709	12,311,388
ARM, 7.10% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	608,577	627,461
7.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.86%), 07/01/2036(a)	649,127	673,156
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	24,024	24,958
7.15% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 10/01/2036(a)	204,203	209,087
6.76% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.95%), 11/01/2037(a)	99,764	102,360
7.08% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	14,306	14,678
7.14% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2038(a)	165,840	170,938
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
7.09% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	$188,408	$195,308
6.53% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	741,244	764,114
		40,550,778
Federal National Mortgage Association (FNMA)–13.35%
0.50%, 11/07/2025	4,000,000	3,909,451
6.50%, 07/01/2026 to 11/01/2037	428,786	446,476
8.00%, 09/01/2026 to 10/01/2037	556,047	580,586
8.50%, 10/01/2026 to 12/01/2036	104,132	109,226
7.50%, 12/01/2026 to 08/01/2037	883,770	904,894
3.50%, 05/01/2027 to 08/01/2027	411,457	405,122
6.00%, 06/01/2027 to 10/01/2053	5,703,501	5,867,320
0.75%, 10/08/2027	6,000,000	5,551,038
7.00%, 01/01/2028 to 02/01/2036	279,323	290,617
3.00%, 12/01/2031 to 03/01/2050	3,860,949	3,563,735
5.00%, 08/01/2033 to 04/01/2053	3,320,764	3,276,342
2.50%, 12/01/2034 to 07/01/2035	7,206,571	6,707,801
5.50%, 04/01/2035 to 05/01/2035	420,135	428,561
2.00%, 09/01/2035 to 03/01/2051	6,243,245	5,269,812
4.50%, 06/01/2039 to 08/01/2041	1,365,418	1,342,863
4.00%, 09/01/2043 to 12/01/2048	3,785,523	3,603,188
ARM, 6.80% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	356,269	366,801
6.91% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	34,300	35,507
6.82% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(a)	10,669	10,916
6.79% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	102,223	105,128
7.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	67,898	69,555
6.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	127,004	129,778
		42,974,717
	Principal Amount	Value
Government National Mortgage Association (GNMA)–21.43%
6.50%, 04/15/2025 to 09/15/2034	$492,622	$507,413
7.50%, 12/20/2025 to 10/15/2035	217,254	225,936
8.00%, 07/15/2026 to 01/15/2037	287,206	296,371
6.38%, 10/20/2027	19,303	19,279
7.00%, 11/15/2027 to 12/15/2036	236,412	240,780
6.00%, 09/15/2029 to 08/15/2033	139,141	142,189
6.10%, 12/20/2033	1,144,382	1,184,205
5.66%, 08/20/2034(b)	268,827	274,153
8.50%, 10/15/2036 to 01/15/2037	97,980	99,214
5.88%, 01/20/2039(b)	1,118,303	1,155,285
5.23% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	293,963	295,228
5.13% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	721,593	721,432
4.53%, 07/20/2041(b)	198,964	199,644
4.72%, 09/20/2041	623,782	628,920
4.68% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	8,232	8,064
3.50%, 10/20/2042 to 06/20/2050	4,703,855	4,326,436
4.74% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,418,236	1,377,984
3.00%, 10/20/2048 to 11/20/2049	7,655,681	6,847,024
2.50%, 07/20/2049	2,198,850	1,941,199
TBA, 2.50%, 04/01/2055(d)	7,620,000	6,500,442
4.50%, 04/01/2055(d)	10,700,000	10,266,984
5.00%, 04/01/2055(d)	12,200,000	12,001,119
5.50%, 04/01/2055(d)	13,465,000	13,494,777
6.00%, 04/01/2055(d)	3,900,000	3,958,685
Series 2020-137, Class A, 1.50%, 04/16/2062	3,026,179	2,281,794
		68,994,557
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $219,862,645)		211,664,539
U.S. Treasury Securities–22.49%
U.S. Treasury Bills–0.74%
4.23%, 05/29/2025(e)(f)	2,400,000	2,383,635
U.S. Treasury Bonds–1.06%
5.38%, 02/15/2031	3,200,000	3,426,125
U.S. Treasury Notes–20.69%
2.13%, 05/15/2025	6,680,000	6,662,042
2.25%, 11/15/2025	2,800,000	2,767,925
0.38% - 2.88%, 11/30/2025	10,500,000	10,282,193
0.38%, 12/31/2025	5,000,000	4,863,589
0.88%, 06/30/2026	2,000,000	1,924,687
1.50%, 08/15/2026	7,450,000	7,205,983
1.13%, 02/28/2027	9,159,000	8,693,358
2.38%, 05/15/2027	3,700,000	3,585,604
0.50%, 06/30/2027	1,900,000	1,762,881
2.25%, 11/15/2027	2,900,000	2,782,357
2.75%, 02/15/2028	1,900,000	1,842,072
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–(continued)
1.25%, 06/30/2028	$4,500,000	$4,140,088
2.88%, 08/15/2028	7,500,000	7,259,033
2.38%, 05/15/2029	2,600,000	2,448,215
1.63%, 08/15/2029	400,000	363,703
		66,583,730
Total U.S. Treasury Securities (Cost $75,110,624)		72,393,490
Commercial Paper–12.74%
Diversified Banks–7.15%
Bank of Nova Scotia (The) (Canada), 4.67% (SOFR + 0.34%), 04/11/2025(a)(g)	4,000,000	4,000,277
Canadian Imperial Bank of Commerce (Canada), 4.67% (SOFR + 0.35%), 08/13/2025(a)(g)	4,000,000	4,002,948
Swedbank AB (Sweden), 4.71% (SOFR + 0.36%), 06/25/2025(a)(g)	6,000,000	6,003,399
UBS AG (Switzerland), 4.72% (SOFR + 0.37%), 05/01/2025(a)(g)	9,000,000	9,002,292
		23,008,916
Diversified Financial Services–5.59%
BofA Securities, Inc., 4.67% (SOFR + 0.28%), 03/19/2026(a)	8,000,000	8,002,232
JP Morgan Securities LLC,
4.74% (SOFR + 0.39%), 11/26/2025(a)(g)	6,000,000	6,004,690
4.77% (SOFR + 0.44%), 12/10/2025(a)(g)	4,000,000	4,004,820
		18,011,742
Total Commercial Paper (Cost $41,000,000)		41,020,658
Certificates of Deposit–11.50%
Diversified Banks–9.32%
Bank of Montreal (Canada), 4.63% (SOFR + 0.30%), 03/19/2026(a)	8,000,000	8,001,686
BNP Paribas S.A. (France), 4.67% (SOFR + 0.33%), 02/06/2026(a)	9,000,000	9,008,883
Credit Industriel et Commercial (France), 4.72% (SOFR + 0.38%), 08/20/2025(a)	4,000,000	4,003,726
Mizuho Bank Ltd. (Japan), 4.68% (SOFR + 0.31%), 02/25/2026(a)	9,000,000	9,002,322
		30,016,617
Homebuilding–2.18%
Standard Chartered Bank (United Kingdom), 4.73% (SOFR + 0.36%), 07/24/2025(a)	7,000,000	7,009,555
Total Certificates of Deposit (Cost $37,000,775)		37,026,172

Asset-Backed Securities–5.62%(h)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.71%, 09/15/2048(i)	10,950,735	7,126
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,735,798
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(j)	$159,696	$155,053
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	691,714	627,360
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	928,681	856,224
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(g)	1,548,105	1,566,800
FRESB Mortgage Trust, Series 2019- SB63, Class A5, 5.17% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,296,796	2,264,046
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(g)	1,653,042	1,610,932
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.18% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(g)	694,384	678,397
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(g)	1,144,599	1,069,635
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(g)	1,473,888	1,385,897
Series 2021-2A, Class B, 2.82%, 04/20/2046(g)	2,746,667	2,526,925
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(g)	3,540,011	3,621,202
Total Asset-Backed Securities (Cost $18,717,605)		18,105,395
U.S. Government Sponsored Agency Securities–4.50%
Federal Home Loan Bank (FHLB)–4.50%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,500,200)	14,500,000	14,480,624

Agency Credit Risk Transfer Notes–1.01%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 6.64% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $3,196,025)(a)(g)	3,177,278	3,236,349
Shares
Money Market Funds–1.41%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(k)(l) (Cost $4,539,033)	4,539,033	4,539,033
TOTAL INVESTMENTS IN SECURITIES–125.03% (Cost $413,926,907)		402,466,260
OTHER ASSETS LESS LIABILITIES—(25.03)%		(80,572,775)
NET ASSETS–100.00%		$321,893,485
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2025.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2025.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $50,198,147, which represented 15.59% of the Fund’s Net Assets.

(h)	Non-U.S. government sponsored securities.
(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2025.

(j)	Zero coupon bond issued at a discount.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,935,626	$38,839,020	$(37,235,613)	$-	$-	$4,539,033	$45,929

(l)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	296	June-2025	$61,322,876	$335,534	$335,534
U.S. Treasury 5 Year Notes	875	June-2025	94,636,719	1,070,524	1,070,524
U.S. Treasury 10 Year Notes	391	June-2025	43,486,531	610,527	610,527
U.S. Treasury 10 Year Ultra Notes	54	June-2025	6,162,750	62,801	62,801
Subtotal—Long Futures Contracts				2,079,386	2,079,386
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	183	June-2025	(21,462,469)	(222,908)	(222,908)
U.S. Treasury Ultra Bonds	34	June-2025	(4,156,500)	(28,766)	(28,766)
Subtotal—Short Futures Contracts				(251,674)	(251,674)
Total Futures Contracts				$1,827,712	$1,827,712
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$211,664,539	$—	$211,664,539
U.S. Treasury Securities	—	72,393,490	—	72,393,490
Commercial Paper	—	41,020,658	—	41,020,658
Certificates of Deposit	—	37,026,172	—	37,026,172
Asset-Backed Securities	—	18,105,395	—	18,105,395
U.S. Government Sponsored Agency Securities	—	14,480,624	—	14,480,624
Agency Credit Risk Transfer Notes	—	3,236,349	—	3,236,349
Money Market Funds	4,539,033	—	—	4,539,033
Total Investments in Securities	4,539,033	397,927,227	—	402,466,260
Other Investments - Assets*
Futures Contracts	2,079,386	—	—	2,079,386
Other Investments - Liabilities*
Futures Contracts	(251,674)	—	—	(251,674)
Total Other Investments	1,827,712	—	—	1,827,712
Total Investments	$6,366,745	$397,927,227	$—	$404,293,972

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund